Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,774	$ 7,241	$ 4,921
Adjustments to reconcile net income to net cash provided by operating activities:
Change in allowance for credit loss	(13)	(417)	605
Inventory write-down	675	576	1,389
Depreciation and amortization	1,285	1,206	1,296
Amortization of right-of-use assets	1,249	1,190	1,228
Loss on the disposal of property and equipment	195	6	13
Fair value loss on derivative instruments	547	1,738	415
Deferred income tax expenses	(246)	(93)	(538)
Changes in operating assets and liabilities
Accounts receivable	(6,386)	1,934	(1,922)
Inventories	2,826	1,688	3,824
Prepaid expenses and other current assets	1,581	(1,689)	465
Other non-current assets	93	(104)	841
Accounts payable	5,233	(3,914)	(5,974)
Bank acceptance notes payable	1,417	247	(4,532)
Amount due to related parties	260
Accrued expenses and other current liabilities	1,558	(254)	5,203
Operating lease liabilities	(1,219)	(1,217)	(1,377)
Taxes payable	1,066	(686)	571
Net cash provided by operating activities	17,895	7,452	6,428
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of property, plant and equipment	(995)	(1,178)	(1,877)
Proceeds from disposal of property, plant and equipment	8		26
Net cash used in investing activities	(987)	(1,178)	(1,851)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	31,991	32,140	38,028
Repayments of bank loans	(36,241)	(27,653)	(38,802)
Payments of offering costs	(479)	(100)	(840)
Net cash (used in) provided by financing activities	(4,729)	4,387	(1,614)
Effect of exchange rate changes	(711)	882	(182)
Net increase in cash and cash equivalents and restricted cash	11,468	11,543	2,781
Cash and cash equivalents and restricted cash, at beginning of year	52,698	41,155	38,374
Cash and cash equivalents and restricted cash, at end of year	64,166	52,698	41,155
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	120	366	21
Cash paid for interest	1,273	1,496	1,455
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 105	$ 374	$ 438